Long-Term Investments - Schedule of Available-for-Sale Investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Available-For-Sale Investments [Abstract]
Cost, Unlisted debt securities	¥ 69,572	¥ 69,572
Gross unrealized gains, Unlisted debt securities
Gross unrealized losses, Unlisted debt securities	(22,617)	(9,948)
Disposal of Long-term investments, Unlisted debt securities	(16,465)
Fair value, Unlisted debt securities	¥ 30,490	¥ 59,624